Shareholder Report, Line Graph (Details) - USD ($)					6 Months Ended		12 Months Ended
	Aug. 18, 2021	Mar. 01, 2017	Sep. 30, 2016	May 31, 2016	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000016090
Account Value [Line Items]
Line Graph and Table Measure Name					Rational Dynamic Brands Fund
Account Value					$ 9,525	$ 9,525	$ 22,577	$ 17,031	$ 14,000	$ 21,717	$ 14,814	$ 11,721	$ 11,118	$ 9,061	$ 8,548	$ 9,318
C000135444
Account Value [Line Items]
Line Graph and Table Measure Name						Rational Dynamic Brands Fund
Account Value					$ 10,000	$ 10,000	22,233	16,892	13,990	21,842	15,007	11,962	11,425	9,387	8,895	9,734
C000016092
Account Value [Line Items]
Line Graph and Table Measure Name					Rational Dynamic Brands Fund
Account Value					$ 10,000	10,000	24,339	18,312	15,016	23,216	15,793	12,465	11,793	9,597	9,033	9,806
C000016036
Account Value [Line Items]
Line Graph and Table Measure Name					Rational Equity Armor Fund
Account Value					$ 9,525	$ 9,525	12,348	10,851	10,964	11,715	10,023	8,841	9,594	9,736	10,037	9,452
C000135443
Account Value [Line Items]
Line Graph and Table Measure Name						Rational Equity Armor Fund
Account Value					$ 10,000	$ 10,000	12,168	10,763	10,964	11,788	10,165	9,023	9,882	10,076	10,437	9,879
C000016038
Account Value [Line Items]
Line Graph and Table Measure Name					Rational Equity Armor Fund
Account Value					$ 10,000	10,000	13,291	11,657	11,756	12,518	10,688	9,388	10,176	10,298	10,590	9,948
C000229366
Account Value [Line Items]
Line Graph and Table Measure Name	Rational Real Assets Fund
Account Value	$ 9,425						$ 10,291	9,198	8,616
C000229367
Account Value [Line Items]
Line Graph and Table Measure Name							Rational Real Assets Fund
Account Value	10,000						$ 10,677	9,619	9,085
C000229365
Account Value [Line Items]
Line Graph and Table Measure Name							Rational Real Assets Fund
Account Value	$ 10,000						$ 11,006	9,806	9,165
C000212570
Account Value [Line Items]
Line Graph and Table Measure Name					Rational Special Situations Income Fund
Account Value					$ 9,522	9,522	17,128	16,107	15,133	15,562	14,626	14,461	13,186	11,521	10,239	10,123
C000212571
Account Value [Line Items]
Line Graph and Table Measure Name					Rational Special Situations Income Fund
Account Value					$ 10,000	10,000	16,694	15,813	14,966	15,505	14,680	14,627	13,433	11,830	10,593	10,549
C000212569
Account Value [Line Items]
Line Graph and Table Measure Name					Rational Special Situations Income Fund
Account Value					$ 10,000	10,000	18,442	17,301	16,215	16,633	15,596	15,375	13,982	12,192	10,805	10,656
C000078667
Account Value [Line Items]
Line Graph and Table Measure Name					Rational Strategic Allocation Fund
Account Value					$ 9,528	9,528	$ 16,917	13,081	11,602	13,805	9,974	11,648	11,225	10,471	9,664	9,537
C000169251
Account Value [Line Items]
Line Graph and Table Measure Name							Rational Strategic Allocation Fund
Account Value				$ 10,000			$ 16,723	13,024	11,641	13,948	10,140	11,946	11,600	10,902	10,135
C000169252
Account Value [Line Items]
Line Graph and Table Measure Name							Rational Strategic Allocation Fund
Account Value				10,000			$ 18,092	13,968	12,357	14,665	10,564	12,310	11,842	11,014	10,137
C000047568
Account Value [Line Items]
Line Graph and Table Measure Name					Rational Tactical Return Fund
Account Value					$ 9,525	9,525	$ 9,182	8,763	8,567	8,534	8,245	7,881	7,132	6,066	6,300	7,096
C000169250
Account Value [Line Items]
Line Graph and Table Measure Name							Rational Tactical Return Fund
Account Value				$ 10,000			$ 13,797	13,260	13,070	13,112	12,770	12,307	11,235	9,605	10,055
C000047570
Account Value [Line Items]
Line Graph and Table Measure Name					Rational Tactical Return Fund
Account Value					$ 10,000	10,000	9,778	9,306	9,076	9,016	8,709	8,292	7,504	6,355	6,600	7,470
C000216242
Account Value [Line Items]
Line Graph and Table Measure Name		Rational/Pier 88 Convertible Securities Fund
Account Value		$ 9,527					$ 14,909	13,838	13,882	15,063	12,549	11,517	10,728	9,745
C000216243
Account Value [Line Items]
Line Graph and Table Measure Name							Rational/Pier 88 Convertible Securities Fund
Account Value		10,000					$ 14,852	13,882	14,020	15,339	12,868	11,870	11,147	10,200
C000216241
Account Value [Line Items]
Line Graph and Table Measure Name							Rational/Pier 88 Convertible Securities Fund
Account Value		$ 10,000					$ 15,968	14,729	14,738	15,956	13,266	12,158	11,296	10,241
C000172993
Account Value [Line Items]
Line Graph and Table Measure Name			Rational/Resolve Adaptive Asset Allocation Fund
Account Value			$ 9,423				$ 12,224	10,891	12,476	11,025	9,656	9,863	9,377	8,941
C000172994
Account Value [Line Items]
Line Graph and Table Measure Name							Rational/Resolve Adaptive Asset Allocation Fund
Account Value			$ 10,000				$ 12,272	11,015	12,706	11,313	9,983	10,275	9,839	9,448
C000172995
Account Value [Line Items]
Line Graph and Table Measure Name					Rational/Resolve Adaptive Asset Allocation Fund
Account Value					$ 10,000	10,000	15,258	13,559	15,490	13,655	11,927	12,153	11,526	10,965	11,598	11,279
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI Gross (USD)
Account Value					$ 10,000	$ 10,000	23,646	19,717	16,833	19,890	14,220	13,854	13,030	11,706	9,802	10,123
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Gross (USD)
Account Value					$ 10,000	$ 10,000	23,646	19,717	16,833	19,890	14,220	13,854	13,030	11,706	9,802	10,123
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI Gross (USD)
Account Value					$ 10,000	10,000	23,646	19,717	16,833	19,890	14,220	13,854	13,030	11,706	9,802	10,123
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000	$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000	$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000	10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000						12,979	10,420	8,713
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000						12,979	10,420	8,713
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000						12,979	10,420	8,713
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value					$ 10,000	10,000	11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value					$ 10,000	10,000	11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Account Value					$ 10,000	10,000	11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000	10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000			30,084	24,153	20,196	22,594	16,048	14,928	13,519	11,820	10,026
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000			30,084	24,153	20,196	22,594	16,048	14,928	13,519	11,820	10,026
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000	10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000			30,084	24,153	20,196	22,594	16,048	14,928	13,519	11,820	10,026
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000	10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000					10,828	10,551	10,651	11,873	11,912	10,955	10,156	10,196
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000					10,828	10,551	10,651	11,873	11,912	10,955	10,156	10,196
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000					10,828	10,551	10,651	11,873	11,912	10,955	10,156	10,196
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Gross (USD)
Account Value			$ 10,000				22,880	19,079	16,288	19,246	13,760	13,406	12,608	11,327
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Gross (USD)
Account Value			$ 10,000				22,880	19,079	16,288	19,246	13,760	13,406	12,608	11,327
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI Gross (USD)
Account Value					$ 10,000	10,000	23,646	19,717	16,833	19,890	14,220	13,854	13,030	11,706	9,802	10,123
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000	$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000	$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000	10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					$ 10,000	$ 10,000	25,681	22,274	18,564	19,512	13,983	14,642	13,474	12,524	10,810	10,457
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					$ 10,000	$ 10,000	25,681	22,274	18,564	19,512	13,983	14,642	13,474	12,524	10,810	10,457
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					$ 10,000	10,000	25,681	22,274	18,564	19,512	13,983	14,642	13,474	12,524	10,810	10,457
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Mortgage Backed Securities Index
Account Value					$ 10,000	10,000	10,922	10,696	10,861	11,939	11,989	11,346	10,682	10,666	10,672	10,228
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Mortgage Backed Securities Index
Account Value					$ 10,000	10,000	10,922	10,696	10,861	11,939	11,989	11,346	10,682	10,666	10,672	10,228
Bloomberg U.S. Mortgage Backed Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Mortgage Backed Securities Index
Account Value					$ 10,000	10,000	10,922	10,696	10,861	11,939	11,989	11,346	10,682	10,666	10,672	10,228
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000					25,909	20,801	17,393	19,459	13,821	12,856	11,643	10,180
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000					25,909	20,801	17,393	19,459	13,821	12,856	11,643	10,180
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000					25,909	20,801	17,393	19,459	13,821	12,856	11,643	10,180
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000				28,893	23,197	19,397	21,700	15,413	14,337	12,984	11,352
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000				28,893	23,197	19,397	21,700	15,413	14,337	12,984	11,352
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000	$ 10,000	$ 33,521	$ 26,912	$ 22,503	$ 25,175	$ 17,881	$ 16,633	$ 15,064	$ 13,170	$ 11,171	$ 10,742